Document and Entity Information (USD $)	6 Months Ended
Jun. 30, 2012
Document and Entity Information:
Entity Registrant Name	Billet Finder Inc.
Document Type	10-Q
Document Period End Date	Jun 30, 2012
Amendment Flag	true
Amendment Description	add xbrl
Entity Central Index Key	0001514149
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	7,275,000
Entity Public Float	$ 0
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q2

Billet Finder Inc. - (A Development Stage Company) - Balance Sheet (USD $)	Jun. 30, 2012	Dec. 31, 2011
Current Assets
Cash and Cash Equivalents	$ 52,882	$ 2,996
Total Assets	52,882	2,996
Liabilities, Current
Accounts Payable and Accrued Liabilities	2,800	0
Loan Payable to Director	3,611	1,042
Loans Payable	149,970
Total Liabilities	157,413	1,032
Stockholders' Equity (Deficit)
Preferred Stock	0	0
Common Stock	7,275	7,275
Additional Paid in Capital	42,975	42,975
Deficit accumulated in the development stage	(154,781)	(48,286)
Total Stockholders' (deficit)	104,531	1,964
Total Liabilities and Stockholders' (Deficit)	$ 52,882	$ 2,996

Billet Finder Inc. - Statement of Financial Position - Parenthetical (USD $)	Jun. 30, 2012	Dec. 31, 2011
Preferred Stock, Par Value	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	10,000,000	10,000,000
Common Stock, Par Value	$ 0.001	$ 0.001
Common Stock, Shares Authorized	65,000,000	65,000,000
Common Stock, Shares Issued	7,275,000	7,275,000
Common Stock, Shares Outstanding	7,275,000	7,275,000

Billet Finder Inc - (A Development Stage Company) - Statement of Operations (USD $)	3 Months Ended		6 Months Ended		23 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012
Costs and Expenses
Professional Fees	$ 0	$ 1,255	$ 71,000	$ 4,505	$ 80,105
Consulting Fees	1,800	0	2,800	0	17,800
Transfer Fees	(200)	0	600	0	14,340
Other General and Administrative Expense	29,228	11,148	32,095	17,648	43,446
Total Expenses	101,828	12,403	106,495	22,153	154,781
Net (Loss)	$ (101,828)	$ (12,403)	$ (106,495)	$ (22,153)	$ (154,781)
Basic and diluted net loss Per Share	$ 0	$ 0	$ 0	$ 0
Weighted Average Number of Common Shares Outstanding, basic and diluted	7,275,000	7,275,000	7,275,000	7,275,000

Billet Finder Inc. - (A Development Stage Company) - Statement of Cash Flows (USD $)	6 Months Ended		23 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012
Cash Flows from Operating Activities
Net (Loss)	$ (106,495)	$ (22,153)	$ (154,781)
Changes in operating Assets and Liabilities
Accounts Payable and Accrued Liabilities	2,800	0	2,800
Net Cash Used by Operating Activities	(103,695)	(22,153)	(151,981)
Cash Flows from Financing Activities
Sale of Stock for cash	0	0	50,250
Proceeds from loan payable to director	3,611	0	4,643
Proceeds of Loan Payable	149,970	0	149,970
Net Cash Provided by Financing Activities	153,581	0	204,863
Net Increase in Cash	49,886	(22,153)	52,882
Cash at Beginning of Period	2,996	47,362	0
Cash at End of Period	52,882	25,209	52,882
Supplemental Diclosures of Cash Flow Information
Cash Paid During Year for Interest	0	0	0
Cash Paid During Year for Income Taxes	$ 0	$ 0	$ 0

Note 1 - Basis of Presentation and Organization	6 Months Ended
Jun. 30, 2012
Note 1 - Basis of Presentation and Organization:
Note 1 - Basis of Presentation and Organization

NOTE 1 - BASIS OF PRESENTATION AND ORGANIZATION

These interim financial statements as of and for the six months ended June 30, 2012 reflect all adjustments which, in the opinion of management, are necessary to fairly state the Company’s financial position and the results of its operations for the periods presented in accordance with the accounting principles generally accepted in the United States of America. All adjustments are of a normal recurring nature.

These interim financial statements should be read in conjunction with the Company’s financial statements and notes thereto included in the Company’s fiscal year end December 31, 2011 report. The Company assumes that the users of the interim financial information herein have read, or have access to, the audited financial statements for the preceding period, and that the adequacy of additional disclosure needed for a fair presentation may be determined in that context. The results of operations for the six month period ended June 30, 2012 are not necessarily indicative of results for the entire year ending December 31, 2011.

Billet Finder Inc. was organized under the laws of the State of Nevada on July 21, 2010. The Company was formed for the purpose of engaging in all lawful businesses. The Company’s authorized capital consists of 10,000,000 shares of $0.001 par value preferred stock and 65,000,000 shares of $0.001 par value common voting stock. The Company adopted December 31 as its fiscal year end.

Current Business of the Company

The Company was capitalized in August and December, 2010. The company formed plans to offer an on-line resource for billeting teams and clubs wishing to travel or to host other teams and clubs.

Note 2 - Summary of Significant Accounting Policies	6 Months Ended
Jun. 30, 2012
Note 2 - Summary of Significant Accounting Policies:
Note 2 - Summary of Significant Accounting Policies

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Accounting

These financial statements have been prepared using the basis of accounting generally accepted in the United States of America. Under this basis of accounting, revenues are recorded as earned and expenses are recorded at the time liabilities are incurred.

Cash and equivalents

Cash and equivalents include investments with initial maturities of one year or less.

Use of Estimates

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period.  Actual results could differ from those estimates.

Fair Value of Financial Instruments

The Financial Accounting Standards Board issued   ASC (Accounting Standards Codification) 820-10 (SFAS No. 157), “Fair Value Measurements and Disclosures" for financial assets and liabilities. ASC 820-10 provides a framework for measuring fair value and requires expanded disclosures regarding fair value measurements.  FASB ASC 820-10 defines fair value as the price that would be received for an asset or the exit price that would be paid to transfer a liability in the principal or most advantageous market in an orderly transaction between market participants on the measurement date.  FASB ASC 820-10 also establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs, where available. The following summarizes the three levels of inputs required by the standard that the Company uses to measure fair value:

Level 1:  Quoted prices in active markets for identical assets or liabilities.

Level 2:  Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the related assets or liabilities.

Level 3:  Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The carrying amounts of the Company’s financial instruments as of June 30, 2012, reflect:

Cash:  Level One measurement based on bank reporting.

Officer Loan: Level 2 based on loan documentation.

Basic and Diluted Net Loss Per Share

Net loss per share is calculated in accordance with ASC 260, Earnings Per Share, for the period presented.  Basic net loss per share is based upon the weighted average number of common shares outstanding.  Diluted net loss per share is based on the assumption that all dilative convertible shares and stock options were converted or exercised. Dilution is computed by applying the treasury stock method.  Under this method, options and warrants are assumed exercised at the beginning of the period (or at the time of issuance, if later), and as if funds obtained thereby were used to purchase common stock at the average market price during the period.

As of June 30, 2012 the Company had no potentially dilutive securities.

The following is a reconciliation of the numerator and denominator of the basic and diluted earnings per share computations for the six months ended June 30, 2012:

Numerator:
Basic and diluted net loss per share:
Net (Loss)	$(106,495)

Denominator

Basic and diluted weighted average
number of shares outstanding	7,275,000

Basic and Diluted Net Loss Per Share	$(0)

Income Taxes

The Company utilizes FASB ACS 740, “Income Taxes,” which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns.  Under this method, deferred tax assets and liabilities are determined based on the difference between the tax basis of assets and liabilities and their financial reporting amounts based on enacted tax laws and statutory tax rates applicable to the periods in which the differences are expected to affect taxable income.  A valuation allowance is recorded when it is “more likely-than-not” that a deferred tax asset will not be realized.

The Company generated a deferred tax credit through net operating loss carryforward.  However, a valuation allowance of 100% has been established.  Net operating losses of approximately $(154,781) are available through the beginning of 2030 unless utilized first.

Interest and penalties on tax deficiencies recognized in accordance with ACS accounting standards are classified as income taxes in accordance with ASC Topic 740-10-50-19.

Going Concern

The Company’s financial statements are prepared using accounting principles generally accepted in the United States of America applicable to a going concern, which contemplates the realization of assets and liquidation of liabilities in the normal course of business.  The Company had an operating loss of $(101,828) in the three months ended June 30, 2012, and $(154,781) since inception July 21, 2010.   The Company had a positive cash flow of $20,242, from the subscriptions received in the initial period ended December 31, 2010.  The Company has not yet established an ongoing source of revenues sufficient to cover its operating costs and to allow it to continue as a going concern.  The ability of the Company to continue as a going concern is dependent on the Company obtaining adequate capital to fund operating losses until it becomes profitable.  If the Company is unable to obtain adequate capital, it could be forced to cease development of operations.

In order to continue as a going concern, develop a reliable source of revenues, and achieve a profitable level of operations the Company will need, among other things, additional capital resources.  Management’s plans to continue as a going concern include raising additional capital through sales of common stock.  However, management cannot provide any assurances that the Company will be successful in accomplishing any of its plans. The ability of the Company to continue as a going concern is dependent upon its ability to successfully accomplish the plans described in the preceding paragraph and eventually secure other sources of financing and attain profitable operations.  The accompanying financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

Development Stage Company

The Company is considered a development-stage company, with limited operating revenues during the periods presented, as defined by FASB Accounting Standards Codification ASC 915.  ACS 915 requires companies to report their operations, shareholders’ deficit and cash flows since inception through the date that revenues are generated from management’s intended operations, among other things.  Management has defined inception as July 21, 2010.  Since inception, the Company has incurred an operating loss of $(154,781). The Company’s working capital has been generated through sale of stock and a Directors loan, and a loan from an unrelated third party.  Management has provided financial data since July 21, 2010 in the financial statements, as a means to provide readers of the Company’s financial information to make informed investment decisions.

Note 3 - Recent Accounting Pronouncements	6 Months Ended
Jun. 30, 2012
Note 3 - Recent Accounting Pronouncements:
Note 3 - Recent Accounting Pronouncements

NOTE 3 - RECENT ACCOUNTING PRONOUNCEMENTS

On December 1, 2010 the Company adopted guidance issued by the FASB ASU 2010-15 on the consolidation of variable entities.  The new guidance requires revised valuations of whether entities represent variable interest entities, ongoing assessments of control over such entities and additional disclosures for variable interests.  Adoption of the new guidance did not have a material impact on our financial statements.

The Company has reviewed issued accounting pronouncements and plans to adopt those that are applicable to it.  The Company does not expect the adoption of any other pronouncements to have a n impact on its results of operations or financial position.

Note 4 - Commitments and Contingencies	6 Months Ended
Jun. 30, 2012
Note 4 - Commitments and Contingencies:
Note 4 - Commitments and Contingencies	NOTE 4 - COMMITMENTS AND CONTINGENCIES There were no commitments or contingencies in the initial period ended June 30, 2012.

Note 5 - Capital Stock	6 Months Ended
Jun. 30, 2012
Note 5 - Capital Stock:
Note 5 - Capital Stock

NOTE 5 - CAPITAL STOCK

There were no shares issued in the six months ended June 30, 2012.

As of June 30, 2012, 10,000,000 shares of par value $0.001 preferred stock were authorized, of which none were issued and outstanding.

As of June 30, 2012, 65,000,000 par value $0.001 shares of common stock were authorized, of which 7,275,000 shares were issued and outstanding.

Note 6 - Litigation	6 Months Ended
Jun. 30, 2012
Note 6 - Litigation:
Note 6 - Litigation

NOTE 6 - LITIGATION

There were no legal proceedings against the Company with respect to matters arising in the ordinary course of business. Neither the Company nor any of its officers or directors is involved in any other litigation either as plaintiffs or defendants, and have no knowledge of any threatened or pending litigation against them or any of the officers or directors.

Note 7 - Loans and Advances	6 Months Ended
Jun. 30, 2012
Note 7 - Loans and Advances:
Note 7 - Loans and Advances

NOTE 7 - LOANS AND ADVANCES

During the period ended June 30, 2012 the Company received a total of $149,970 from an unrelated third party and $3,611 from former director Kerry Tully. Both amounts are non interest bearing and have no fixed terms of repayment.

Note 8 - Related Party Transactions	6 Months Ended
Jun. 30, 2012
Note 8 - Related Party Transactions:
Note 8 - Related Party Transactions

NOTE 8 - RELATED PARTY TRANSACTIONS

During the period ended June 30, 2012 the Company received a total of $3,611 from former director KerryTully. This amount is non interest bearing and is payable in one year.

Note 9 - Change in Management	6 Months Ended
Jun. 30, 2012
Note 9 - Change in Management:
Note 9 - Change in Management

NOTE 9 - CHANGE IN MANAGEMENT

On May 29, 2012 Jeff Freiberger was appointed to the Board of Directors.

There are no transactions between Mr. Freiberger and the Company that are reportable under Item 404(a) of Regulation S-K. There are no family relationships among our directors or executive officers.

On May 30, 2012 Jeff Freiberger was appointed as an officer of the corporation in the capacity of President, Secretary and Treasurer.

On May 30, 2012 Kerry Tully resigned his position as President, Secretary, Treasurer and Director.

Note 1 - Basis of Presentation and Organization: Current Business of The Company (Policies)	6 Months Ended
Jun. 30, 2012
Current Business of The Company:
Current Business of The Company

Current Business of the Company

The Company was capitalized in August and December, 2010. The company formed plans to offer an on-line resource for billeting teams and clubs wishing to travel or to host other teams and clubs.

Note 2 - Summary of Significant Accounting Policies: Basis of Accounting (Policies)	6 Months Ended
Jun. 30, 2012
Basis of Accounting:
Basis of Accounting

Basis of Accounting

These financial statements have been prepared using the basis of accounting generally accepted in the United States of America. Under this basis of accounting, revenues are recorded as earned and expenses are recorded at the time liabilities are incurred.

Note 2 - Summary of Significant Accounting Policies: Cash and Equivalents (Policies)	6 Months Ended
Jun. 30, 2012
Cash and Equivalents:
Cash and Equivalents	Cash and equivalents Cash and equivalents include investments with initial maturities of one year or less.

Note 2 - Summary of Significant Accounting Policies: Use of Estimates (Policies)	6 Months Ended
Jun. 30, 2012
Use of Estimates:
Use of Estimates

Use of Estimates

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period.  Actual results could differ from those estimates.

Note 2 - Summary of Significant Accounting Policies: Fair Value of Financial Instruments (Policies)	6 Months Ended
Jun. 30, 2012
Fair Value of Financial Instruments:
Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Financial Accounting Standards Board issued   ASC (Accounting Standards Codification) 820-10 (SFAS No. 157), “Fair Value Measurements and Disclosures" for financial assets and liabilities. ASC 820-10 provides a framework for measuring fair value and requires expanded disclosures regarding fair value measurements.  FASB ASC 820-10 defines fair value as the price that would be received for an asset or the exit price that would be paid to transfer a liability in the principal or most advantageous market in an orderly transaction between market participants on the measurement date.  FASB ASC 820-10 also establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs, where available. The following summarizes the three levels of inputs required by the standard that the Company uses to measure fair value:

Level 1:  Quoted prices in active markets for identical assets or liabilities.

Level 2:  Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the related assets or liabilities.

Level 3:  Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The carrying amounts of the Company’s financial instruments as of June 30, 2012, reflect:

Cash:  Level One measurement based on bank reporting.

Officer Loan: Level 2 based on loan documentation.

Note 2 - Summary of Significant Accounting Policies: Basic and Diluted Net Loss Per Share (Policies)	6 Months Ended
Jun. 30, 2012
Basic and Diluted Net Loss Per Share:
Basic and Diluted Net Loss Per Share

Basic and Diluted Net Loss Per Share

Net loss per share is calculated in accordance with ASC 260, Earnings Per Share, for the period presented.  Basic net loss per share is based upon the weighted average number of common shares outstanding.  Diluted net loss per share is based on the assumption that all dilative convertible shares and stock options were converted or exercised. Dilution is computed by applying the treasury stock method.  Under this method, options and warrants are assumed exercised at the beginning of the period (or at the time of issuance, if later), and as if funds obtained thereby were used to purchase common stock at the average market price during the period.

As of June 30, 2012 the Company had no potentially dilutive securities.

The following is a reconciliation of the numerator and denominator of the basic and diluted earnings per share computations for the six months ended June 30, 2012:

Numerator:
Basic and diluted net loss per share:
Net (Loss)	$(106,495)

Denominator

Basic and diluted weighted average
number of shares outstanding	7,275,000

Basic and Diluted Net Loss Per Share	$(0)

Note 2 - Summary of Significant Accounting Policies: Income Taxes (Policies)	6 Months Ended
Jun. 30, 2012
Income Taxes:
Income Taxes

Income Taxes

The Company utilizes FASB ACS 740, “Income Taxes,” which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns.  Under this method, deferred tax assets and liabilities are determined based on the difference between the tax basis of assets and liabilities and their financial reporting amounts based on enacted tax laws and statutory tax rates applicable to the periods in which the differences are expected to affect taxable income.  A valuation allowance is recorded when it is “more likely-than-not” that a deferred tax asset will not be realized.

The Company generated a deferred tax credit through net operating loss carryforward.  However, a valuation allowance of 100% has been established.  Net operating losses of approximately $(154,781) are available through the beginning of 2030 unless utilized first.

Interest and penalties on tax deficiencies recognized in accordance with ACS accounting standards are classified as income taxes in accordance with ASC Topic 740-10-50-19.

Note 2 - Summary of Significant Accounting Policies: Going Concern (Policies)	6 Months Ended
Jun. 30, 2012
Going Concern:
Going Concern

Going Concern

The Company’s financial statements are prepared using accounting principles generally accepted in the United States of America applicable to a going concern, which contemplates the realization of assets and liquidation of liabilities in the normal course of business.  The Company had an operating loss of $(101,828) in the three months ended June 30, 2012, and $(154,781) since inception July 21, 2010.   The Company had a positive cash flow of $20,242, from the subscriptions received in the initial period ended December 31, 2010.  The Company has not yet established an ongoing source of revenues sufficient to cover its operating costs and to allow it to continue as a going concern.  The ability of the Company to continue as a going concern is dependent on the Company obtaining adequate capital to fund operating losses until it becomes profitable.  If the Company is unable to obtain adequate capital, it could be forced to cease development of operations.

In order to continue as a going concern, develop a reliable source of revenues, and achieve a profitable level of operations the Company will need, among other things, additional capital resources.  Management’s plans to continue as a going concern include raising additional capital through sales of common stock.  However, management cannot provide any assurances that the Company will be successful in accomplishing any of its plans. The ability of the Company to continue as a going concern is dependent upon its ability to successfully accomplish the plans described in the preceding paragraph and eventually secure other sources of financing and attain profitable operations.  The accompanying financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

Note 2 - Summary of Significant Accounting Policies: Development Stage Company (Policies)	6 Months Ended
Jun. 30, 2012
Development Stage Company:
Development Stage Company

Development Stage Company

The Company is considered a development-stage company, with limited operating revenues during the periods presented, as defined by FASB Accounting Standards Codification ASC 915.  ACS 915 requires companies to report their operations, shareholders’ deficit and cash flows since inception through the date that revenues are generated from management’s intended operations, among other things.  Management has defined inception as July 21, 2010.  Since inception, the Company has incurred an operating loss of $(154,781). The Company’s working capital has been generated through sale of stock and a Directors loan, and a loan from an unrelated third party.  Management has provided financial data since July 21, 2010 in the financial statements, as a means to provide readers of the Company’s financial information to make informed investment decisions.

Note 1 - Basis of Presentation and Organization (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Preferred Stock, Shares Issued	10,000,000
Preferred Stock, Par Value	$ 0.001	$ 0.001
Common Stock, Shares Authorized	65,000,000	65,000,000
Common Stock, Par Value	$ 0.001	$ 0.001

Note 2 - Summary of Significant Accounting Policies: Basic and Diluted Net Loss Per Share (Details) (USD $)	3 Months Ended		6 Months Ended		23 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012
Net (Loss)	$ (101,828)	$ (12,403)	$ (106,495)	$ (22,153)	$ (154,781)
Weighted Average Number of Common Shares Outstanding, basic and diluted	7,275,000	7,275,000	7,275,000	7,275,000
Basic and diluted net loss Per Share	$ 0	$ 0	$ 0	$ 0

Note 2 - Summary of Significant Accounting Policies: Income Taxes (Details) (USD $)	3 Months Ended		6 Months Ended		23 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012
Net (Loss)	$ (101,828)	$ (12,403)	$ (106,495)	$ (22,153)	$ (154,781)

Note 2 - Summary of Significant Accounting Policies: Going Concern (Details) (USD $)	3 Months Ended		6 Months Ended		23 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012
Net (Loss)	$ (101,828)	$ (12,403)	$ (106,495)	$ (22,153)	$ (154,781)

Note 2 - Summary of Significant Accounting Policies: Development Stage Company (Details) (USD $)	3 Months Ended		6 Months Ended		23 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012
Net (Loss)	$ (101,828)	$ (12,403)	$ (106,495)	$ (22,153)	$ (154,781)

Note 5 - Capital Stock (Details) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Preferred Stock, Shares Issued	10,000,000		10,000,000
Preferred Stock, Par Value	$ 0.001		$ 0.001		$ 0.001
Common Stock, Shares Authorized	65,000,000		65,000,000		65,000,000
Common Stock, Par Value	$ 0.001		$ 0.001		$ 0.001
Weighted Average Number of Common Shares Outstanding, basic and diluted	7,275,000	7,275,000	7,275,000	7,275,000

Note 7 - Loans and Advances (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Notes Payable, Current	$ 149,970
Loan Payable to Director	$ 3,611	$ 1,042

Note 8 - Related Party Transactions (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Loan Payable to Director	$ 3,611	$ 1,042